CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues
Total net revenues	¥ 8,721,175	¥ 8,315,236	¥ 7,654,591
Cost of revenues	(7,268,741)	(6,997,566)	(6,614,836)
Operating expenses
Fulfillment	(438,959)	(467,384)	(444,510)
Sales and marketing	(700,791)	(683,206)	(689,637)
Research and development	(175,915)	(240,534)	(256,421)
General and administrative	(535,493)	(612,252)	(759,627)
Loss from operations	(398,724)	(685,706)	(1,110,440)
Interest and investment income	53,703	14,559	28,277
Interest expense	(19,343)	(94,182)	(10,593)
Others, net	59,659	33,737	(1,156)
Loss before income tax	(304,705)	(731,592)	(1,093,912)
Income tax (expenses)/benefits	(195)	471	(200)
Net loss	(304,900)	(731,121)	(1,094,112)
Less: net income/(loss) attributable to non-controlling interests	(393)	333	112
Less: net income/(loss) attributable to redeemable non-controlling interests	(193)	4,227	28,260
Net loss attributable to ZKH Group Limited	(304,314)	(735,681)	(1,122,484)
Accretion on preferred shares to redemption value	(660,070)	(509,281)	(329,737)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(964,384)	(1,244,962)	(1,452,221)
Net loss	(304,900)	(731,121)	(1,094,112)
Other comprehensive loss:
Foreign currency translation adjustments	26,756	(50,980)	(490)
Total comprehensive loss	(278,144)	(782,101)	(1,094,602)
Less: comprehensive income/(loss) attributable to non-controlling interests	(393)	333	112
Less: comprehensive income/(loss) attributable to redeemable non-controlling interests	(193)	4,227	28,260
Comprehensive loss attributable to ZKH Group Limited	(277,558)	(786,661)	(1,122,974)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	¥ (937,628)	¥ (1,295,942)	¥ (1,452,711)
Net loss per ordinary share attributable to ordinary shareholders
Basic	¥ (0.63)	¥ (0.94)	¥ (1.20)
Diluted	¥ (0.63)	¥ (0.94)	¥ (1.20)
Weighted average number of shares
Basic	1,528,540,765	1,325,036,140	1,213,878,050
Diluted	1,528,540,765	1,325,036,140	1,213,878,050
ADS
Net loss per ordinary share attributable to ordinary shareholders
Basic	¥ (22.08)	¥ (32.88)	¥ (41.87)
Diluted	¥ (22.08)	¥ (32.88)	¥ (41.87)
Weighted average number of shares
Basic	43,672,593	37,858,175	34,682,230
Diluted	43,672,593	37,858,175	34,682,230
Net product revenues
Net revenues
Total net revenues	¥ 8,341,603	¥ 8,086,920	¥ 7,500,036
Net service revenues
Net revenues
Total net revenues	307,412	179,508	116,692
Other revenues
Net revenues
Total net revenues	¥ 72,160	¥ 48,808	¥ 37,863